Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Current Liabilities
Schedule of other non-current liabilities

	December 31,	December 31,
	2021	2022
Deferred revenue	1,451,313	2,288,111
Warranty liabilities	1,444,551	2,277,144
Deferred government grants	312,837	309,762
Non-current finance lease liabilities	31,646	14,457
Deferred construction allowance	12,298	3,555
Others	287,813	250,998
Total	3,540,458	5,144,027